Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Entree Resources Ltd.
Entity Central Index Key	0001271554
Trading Symbol	ERLFF
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	186,530,002
Entity Well-known Seasoned Issuer	No
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares
Security Exchange Name	NONE
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	CA
Entity Current Reporting Status	Yes
ICFR Auditor Attestation Flag	false